Property and equipment - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of right of use assets [Line Items]
Property and equipment	R$ 167,547	R$ 188,019
Addition	8,142	9,830
Disclosure of right of use assets [Member]
Disclosure of right of use assets [Line Items]
Property and equipment	108,680	136,771	R$ 136,686
Addition	3,425	13,323
Depreciation charge for the year in right of use assets	(1,577)	(3,875)
Lease termination of non-renewed contracts	R$ (29,939)	R$ (9,363)